This filing is being made solely for the purpose of obtaining class identifier information for the classes noted below of the following series of SEI Insurance Products Trust, the registrant (333-70013 and 811-09183): the SEI VP Large Cap Value Fund (formerly, Large Cap Value Fund), the SEI VP Large Cap Growth Fund (formerly, Large Cap Growth Fund), the SEI VP S&P 500 Index Fund, the SEI VP Small Cap Value Fund (formerly, Small Cap Value Fund), the SEI VP Small Cap Growth Fund (formerly, Small Cap Growth Fund), the SEI VP International Equity Fund (formerly, International Equity Fund), the SEI VP Emerging Markets Equity Fund (formerly, Emerging Markets Equity Fund), the SEI VP Core Fixed Income Fund (formerly, Core Fixed Income Fund), the SEI VP Bond Index Fund, the SEI VP High Yield Bond Fund (formerly, High Yield Bond Fund), the SEI VP Emerging Markets Debt Fund (formerly, Emerging Markets Debt Fund) and the SEI VP Prime Obligation Fund (formerly, Prime Obligation Fund).

The Class A Shares of the SEI VP Large Cap Value Fund, the SEI VP Large Cap Growth Fund, the SEI VP Small Cap Value Fund, the SEI VP Small Cap Growth Fund, the SEI VP International Equity Fund, the SEI VP Emerging Markets Equity Fund, the SEI VP Core Fixed Income Fund, the SEI VP High Yield Bond Fund and the SEI VP Emerging Markets Debt Fund were registered in the registrant’s initial registration statement on Form N-1A under the Securities Act of 1933 (the “Securities  Act”) on December 31, 1998 (SEC Accession No. 0001047469-98-045613), filed in amended form on Form N-1A/A under the Securities Act on October 12, 1999 (Pre-Effective Amendment No. 1; SEC Accession No. 0001047469-99-038488) and filed in final form pursuant to Rule 497(c) under the Securities Act on January 12, 2000 (SEC Accession No. 0000912057-00-001031).

The Class A Shares of the SEI VP Prime Obligation Fund were registered in the registrant’s initial registration statement on Form N-1A under the Securities Act on December 31, 1998 (SEC Accession No. 0001047469-98-045613), filed in amended form on Form N-1A/A under the Securities Act on October 12, 1999 (Pre-Effective Amendment No. 1; SEC Accession No. 0001047469-99-038488) and filed in final form pursuant to Rule 497(c) under the Securities Act on January 12, 2000 (SEC Accession No. 0000912057-00-001031). The Class B Shares of the SEI VP Prime Obligation Fund were registered pursuant to Rule 485(a) under the Securities Act on February 29, 2000 (Post-Effective Amendment No. 1; 0000912057-00-009063).

The Class A Shares of the SEI VP S&P 500 Index Fund and the SEI VP Bond Index Fund were registered on Form N-1A/A under the Securities Act on October 12, 1999 (Pre-Effective Amendment No. 1; SEC Accession No. 0001047469-99-038488) and filed in final form pursuant to Rule 497(c) under the Securities Act on January 12, 2000 (SEC Accession No. 0000912057-00-001031).